INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 18 – INCOME TAXES

The Tax Cuts and Jobs Acts (the “Act”) was enacted on December 22, 2017. The Act reduces the U.S. federal corporate income tax rate from 35% to 21%. ASC 740, “Income Taxes,” requires that effects of changes in tax rates to be recognized in the period enacted. Recognizing the late enactment of the Act and complexity of accurately accounting for its impact, the Securities and Exchange Commission in Staff Accounting Bulletin 118 provides guidance that allows registrants to provide a reasonable estimate of the Act in their financial statements and adjust the reported impact in a measurement period not to exceed one year.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires disaggregated information about the effective tax rate reconciliation (presented in both dollars and percentages using prescribed categories) and additional information regarding income taxes paid and the components of income tax expense by jurisdiction. The Company adopted ASU 2023-09 for the year ended December 31, 2025 on a prospective basis. The Company operates solely within the United States; accordingly, all pre-tax loss from continuing operations is domestic, there are no foreign tax effects, and income taxes are levied in the U.S. federal jurisdiction and the Commonwealth of Virginia, which comprises the entirety of the state and local income tax category.

At December 31, 2025, the Company has available for income tax purposes of approximately $47,264,135 and $65,785,385 in federal net operating loss (NOL) carry forward which begin expiring in the year 2033 and with no expiration, respectively, that may be used to offset future taxable income. Further, the Company has available for income tax purposes of approximately $61,608,152 and $73,538,544 in Colorado and Virginia, respectively, state net operating loss (NOL) carry forward which begin expiring in the year 2033, that may be used to offset future taxable income. The Company has provided a valuation reserve against the full amount of the net operating loss benefit, since in the opinion of management based upon the earnings history of the Company; it is more likely than not that the benefits will not be realized. Due to possible significant changes in the Company’s ownership, the future use of its existing net operating losses may be limited. All or portion of the remaining valuation allowance may be reduced in future years based on an assessment of earnings sufficient to fully utilize these potential tax benefits. During the year ended December 31, 2025, the Company has increased the valuation allowance from $22,215,116 to $27,948,394.

The Company has adopted the provisions of ASC 740-10-25, which provides recognition criteria and a related measurement model for uncertain tax positions taken or expected to be taken in income tax returns. ASC 740-10-25 requires that a position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not that the position would be sustained upon examination by tax authorities.

Tax position that meet the more likely than not threshold are then measured using a probability weighted approach recognizing the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company had no tax positions relating to open income tax returns that were considered to be uncertain.

Sections 382 and 383 of the Internal Revenue Code of 1986, as amended (the “Code”), provide for annual limitations on the utilization of net operating loss and credit carryforwards if the Company were to undergo an ownership change, as defined in Section 382 of the Code. In general, an ownership change occurs whenever the percentage of the shares of a corporation owned, directly or indirectly, by 5-percent stockholders, as defined in Section 382 of the Code, increases by more than 50 percentage points over the lowest percentage of the shares of such corporation owned, directly or indirectly, by such 5-percent stockholders at any time over the preceding three years. In the event such ownership change occurs, the annual limitation may result in the expiration of the net operating losses prior to full utilization.

The Company is required to file income tax returns in the U.S. Federal jurisdiction and the state of Virginia. The Company is no longer subject to income tax examinations by tax authorities for tax years ending before December 31, 2016.

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The components of the provision for income taxes for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
Current:
Federal	$-	$-
State and local	-	-
Foreign	-	-
Total current	-	-
Deferred:
Federal	-	-
State and local	-	-
Foreign	-	-
Total deferred	-	-
Total income tax provision / (benefit)	$-	$-

Total income tax expense disaggregated by jurisdiction was $0 for federal, state and local, and foreign for both years. Income taxes paid, net of refunds, were as follows:

	2025	2024
Federal	$-	$-
State and local	-	-
Foreign	-	-
Total income taxes paid, net of refunds	$-	$-

SCHEDULE OF PRE-TAX INCOME (LOSS) BY JURISDICTION

Pre-tax income (loss) from continuing operations, by domestic and foreign jurisdiction, for the years ended December 31, 2025 and 2024, is as follows:

	2025	2024
Domestic	$(21,596,628)	$(23,917,353)
Foreign	-	-
Pre-tax loss from continuing operations	$(21,596,628)	$(23,917,353)

The Company conducts all of its operations within the United States; accordingly, there was no foreign component of pre-tax income (loss) for either year.

SCHEDULE OF EFFECTIVE TAX RATE RECONCILIATION

A reconciliation of income tax computed at the U.S. federal statutory rate to the Company’s effective income tax for the years ended December 31, 2025 and 2024, presented in both dollars and percentages, is as follows:

	2025		2024
	$	%	$	%
Income tax benefit at federal statutory rate (21%)	(4,535,292)	21.0%	(5,022,644)	21.0%
State and local income tax (blended rate)	(737,035))	3.4%	(816,235)	3.4%
Nondeductible expenses and other permanent items	502,476	(2.3)%	-	-
Tax credits	-	-	-	-
Change in valuation allowance	5,733,278	(26.5)%	5,838,879	(24.4)%
Other (net deferred items not benefited)	(963,426)	4.5%	-	-
Income tax provision / (benefit)	-	0.0%	-	0.0%

The change in valuation allowance presented above agrees to the change in the valuation allowance on the deferred tax schedule; the residual net effect of current-year temporary differences (depreciation, amortization, interest and accrued compensation) that are not benefited is presented in “Other.” Reconciling categories not applicable to the Company (nil for all periods) include foreign tax effects; the effect of cross-border tax laws; the effect of changes in tax laws or rates enacted in the current period; and changes in unrecognized tax benefits.

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred taxes as of December 31, 2025 and 2024 consist of the following:

	2025	2024
Deferred Tax Assets/(Liability) Detail
Stock Compensation	$211,969	$211,969
Amortization	290,161	-
Depreciation	(2,255,938)	(1,332,399)
Interest	195,056	-
Change in Fair Market Value of Derivative Liabilities	-	-
Accrued compensation	963,426	-
NOL Deferred Tax Asset	28,352,595	23,144,421
Other	191,125	191,125
Valuation allowance	(27,948,394)	(22,215,116)
Total gross deferred tax assets	$-	$-

The Company follows ASC 740-10 for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability during each period.

If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change. Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods.